Summary of Significant Accounting Policies - Opening Financial Position Reclassification (IFRS 15 Standard) (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reclassifications or changes in presentation [line items]
Trade receivables and other		€ 485	€ 467
Trade payables and other		(1,025)	(984)
Provisions	€ (140)	(130)	€ (153)	€ (149)
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of reclassifications or changes in presentation [line items]
Trade receivables and other		18
Trade payables and other		(41)
Provisions		€ 23